Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Finished goods	$ 76,058	$ 78,604
Work-in-process	6,701	6,559
Raw materials	42,927	38,495
Total Inventory	$ 125,686	$ 123,658